Shareholders' equity and capital stock (Details 4) (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Unvested, Begnning Balance, RSU	276,365	0
Granted, RSU	703,572	355,662
Vested, RSU	(136,789)	0
Forfeited, RSU	(16,723)	(79,297)
Unvested, Ending Balance, RSU	826,425	276,365
Unvested, Benning Balance, Weighted average grant date fair value	2.87	0
Granted, Weighted average grant date fair value	0.91	2.87
Vested, Weighted average grant date fair value	2.87	0
Forfeited, Weighted average grant date fair value	1.66	2.87
Unvested, Ending Balance, Weighted average grant date fair value	1.53	2.87